                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: Delaware Group Global & International Funds

Exact name of registrant as specified in charter: 811-6324

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2004

Item 1.  Reports to Stockholders


                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
INTERNATIONAL                            A member of Lincoln Financial Group(R)


SEMIANNUAL REPORT MAY 31, 2004
--------------------------------------------------------------------------------
                                     DELAWARE INTERNATIONAL VALUE EQUITY FUND

                                     DELAWARE EMERGING MARKETS FUND

                                     DELAWARE INTERNATIONAL SMALL CAP VALUE FUND


[Logo]

POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                     1

   Statements of Operations                                     8

   Statements of Changes in Net Assets                          9

   Financial Highlights                                        12

   Notes to Financial Statements                               25
-----------------------------------------------------------------



    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware International Advisers Ltd., a series of Delaware Management Business Trust, which is a registered investment advisor.

(c) 2004 Delaware Distributors, L.P.

STATEMENTS                              DELAWARE INTERNATIONAL VALUE EQUITY FUND
  OF NET ASSETS                         May 31, 2004 (Unaudited)

                                                       Number of       Market
                                                        Shares     Value (U.S.$)
COMMON STOCK - 96.92%#
Australia - 10.68%
  Amcor                                                1,583,475    $ 7,378,689
  Coles Myer                                           1,595,382      9,665,564
  Foster's Group                                       3,756,688     12,224,323
 *National Australia Bank                                573,719     12,323,117
  Orica                                                  190,694      1,993,561
  Telstra                                              2,471,434      8,271,356
                                                                    -----------
                                                                     51,856,610
                                                                    -----------
Belgium - 1.08%
 *Electrabel                                              16,068      5,236,962
                                                                    -----------
                                                                      5,236,962
                                                                    -----------
Finland - 1.01%
  UPM-Kymmene Oyj                                        274,582      4,928,995
                                                                    -----------
                                                                      4,928,995
                                                                    -----------
France - 7.04%
 *Compagnie de Saint-Gobain                              206,670     10,410,472
 *Societe Generale                                       114,271      9,684,217
 *Total Fina Elf Class B                                  75,001     14,076,994
                                                                    -----------
                                                                     34,171,683
                                                                    -----------
Germany - 6.20%
 *Bayer                                                  335,644      9,566,405
*+Bayerische Hypo Und Vereinsbank                        397,631      6,710,537
  RWE                                                    314,700     13,815,438
                                                                    -----------
                                                                     30,092,380
                                                                    -----------
Hong Kong - 3.24%
  Hong Kong & China Gas                                1,154,000      1,821,193
  Hong Kong Electric                                   1,603,500      6,707,053
  Wharf Holdings                                       2,552,514      7,205,034
                                                                    -----------
                                                                     15,733,280
                                                                    -----------
Italy - 3.18%
 *Banca Intesa                                         4,296,124     15,423,863
                                                                    -----------
                                                                     15,423,863
                                                                    -----------
Japan - 16.09%
  Canon                                                  261,000     12,869,939
  Eisai                                                  219,000      5,686,768
  Hitachi                                              1,066,000      7,330,106
  Matsushita Electric Industrial                         596,000      8,228,871
  Millea Holdings                                            399      5,162,361
  Murata Manufacturing                                   182,400     10,512,445
  Takeda Chemical Industries                             321,600     13,355,749
  Toyota Motor                                           279,300     10,108,120
  West Japan Railway                                       1,253      4,863,488
                                                                    -----------
                                                                     78,117,847
                                                                    -----------
Netherlands - 6.97%
  ING Groep                                              561,554     12,672,506
 *Reed Elsevier                                          570,214      7,958,901
  Royal Dutch Petroleum                                  263,458     13,190,592
                                                                    -----------
                                                                     33,821,999
                                                                    -----------
New Zealand - 2.15%
 *Telecom Corporation of New Zealand                   2,985,038     10,428,606
                                                                    -----------
                                                                     10,428,606
                                                                    -----------
                                                       Number of       Market
                                                        Shares     Value (U.S.$)
COMMON STOCK (continued)
Singapore - 2.27%
  Jardine Matheson                                       353,887    $ 3,715,814
  Oversea Chinese Banking                              1,038,000      7,323,827
                                                                    -----------
                                                                     11,039,641
                                                                    -----------
South Africa - 1.64%
  Sasol                                                  525,322      7,970,542
                                                                    -----------
                                                                      7,970,542
                                                                    -----------
South Korea - 1.60%
  POSCO ADR                                              243,896      7,755,893
                                                                    -----------
                                                                      7,755,893
                                                                    -----------
Spain - 7.51%
  Banco Santander Central
    Hispanoamericano                                     973,624     10,331,897
  Iberdrola                                              525,348     10,598,054
 *Telefonica                                           1,069,204     15,511,223
                                                                    -----------
                                                                     36,441,174
                                                                    -----------
Taiwan - 0.03%
  Chunghwa Telecom ADR                                     8,500        137,275
                                                                    -----------
                                                                        137,275
                                                                    -----------
United Kingdom - 26.23%
  Aviva                                                  580,777      5,675,520
  BG Group                                             2,017,303     12,307,172
  BOC Group                                              237,410      3,867,457
  Boots                                                1,163,411     14,056,839
  BP Amoco                                             1,209,012     10,612,274
  Brambles Industries                                  1,479,022      5,735,273
  GKN                                                    820,658      3,445,615
  GlaxoSmithKline                                        775,213     16,245,623
  GUS                                                    619,059      9,204,961
  HBOS                                                   933,094     12,214,978
  Intercontinental Hotels Group                          861,751      8,255,382
  Lloyds TSB Group                                     1,633,737     12,902,578
  Mitchells & Butlers                                    901,783      4,278,105
  Rio Tinto                                              357,093      8,576,729
                                                                    -----------
                                                                    127,378,506
                                                                    -----------
TOTAL COMMON STOCK
  (cost $397,170,285)                                               470,535,256
                                                                    -----------
                                                     Principal
                                                   Amount (U.S.$)
REPURCHASE AGREEMENTS - 3.56%
  With BNP Paribas 0.98% 6/1/04
    (dated 5/28/04, to be repurchased
    at $6,743,634, collateralized by
    $5,066,700 U.S. Treasury Bills
    due 11/4/04, market value
    $5,039,888, and $1,851,800
    U.S. Treasury Bills due 11/26/04,
    market value $1,839,731)                          $6,742,900      6,742,900
  With J.P. Morgan Securities
    0.92% 6/1/04 (dated 5/28/04,
    to be repurchased at $4,940,205,
    collateralized by $4,939,700
    U.S. Treasury Notes 2.875% due
    6/30/04, market value $5,008,690,
    and $29,500 U.S. Treasury Notes
    4.75% due 11/15/08, market
    value $30,943)                                     4,939,700      4,939,700

STATEMENTS                              DELAWARE INTERNATIONAL VALUE EQUITY FUND
  OF NET ASSETS (CONTINUED)


                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
REPURCHASE AGREEMENTS (continued)
  With UBS Warburg 0.97% 6/1/04
    (dated 5/28/04, to be repurchased
    at $5,599,003, collateralized by
    $1,646,600 U.S. Treasury Notes
    3.25% due 5/31/04, market value
    $1,672,896, $1,646,600 U.S. Treasury
    Notes 10.75% due 8/15/05, market
    value $1,871,357, $343,400
    U.S. Treasury Notes 7.00% due
    7/15/06, market value $383,774,
    and $1,646,600 U.S. Treasury
    Notes 5.625% due 5/15/08,
    market value $1,784,921)                         $ 5,598,400    $ 5,598,400
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(cost $17,281,000)                                                   17,281,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.48%
  (cost $414,451,285)                                               487,816,256
                                                                    -----------

SECURITIES LENDING COLLATERAL*** - 19.15%
  Abbey National
    1.10% 6/07/04                                      1,720,645      1,720,605
    1.190% 10/15/04                                    1,590,712      1,630,804
  ABN AMRO Bank Chicago 1.07% 6/07/04                  2,405,055      2,405,054
  ABN AMRO Bank Tokyo 1.10% 7/20/04                    1,717,957      1,717,942
  Barclays 1.10% 8/19/04                               2,611,743      2,611,403
  Bayerische Landesbank 1.154% 8/30/04                 1,374,041      1,374,132
  CDC IXIS 1.485% 11/12/04                             2,748,360      2,748,707
  Citibank 1.06% 7/06/04                               2,748,700      2,748,707
  Citigroup Global Markets 1.04% 6/01/04              28,172,320     28,172,320
  Credit Suisse First Boston
    1.60% 12/13/04                                     2,747,992      2,748,707
  Deutsche Bank Financial
    1.33% 2/22/05                                        687,058        687,700
  Fortis Bank 1.10% 7/26/04                            3,459,435      3,460,296
  General Electric Capital
    1.103% 10/25/04                                    1,168,706      1,170,018
    1.118% 2/3/05                                      1,030,786      1,032,208
    1.132% 10/04/04                                    1,030,905      1,031,753
  Goldman Sachs Group
    1.14% 7/20/04                                      2,748,576      2,748,707
    1.245% 12/08/04                                    1,614,865      1,614,865
  ING Bank Geneva 1.10% 9/30/04                        2,750,564      2,748,707
  ING Bank Singapore 1.06% 6/03/04                     1,374,349      1,374,353
  Marsh & McLennan 1.291% 6/15/04                      1,759,673      1,763,368
  Merrill Lynch Mortgage Capital
    1.163% 7/12/04                                     2,748,707      2,748,707
  Morgan Stanley Dean Witter
    1.22% 6/28/05                                        687,177        687,177

                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
SECURITIES LENDING COLLATERAL*** (continued)
  Rabobank 1.065% 3/02/05                             $3,435,841  $   3,435,016
  Royal Bank of Scotland 1.06% 7/02/04                 3,436,979      3,436,954
  Societe Generale New York
    1.148% 12/08/04                                    2,748,187      2,748,187
  Societe Generale Singapore
    1.06% 6/03/04                                      1,374,349      1,374,353
  Svenska Stockholm 1.10% 8/09/04                      3,436,249      3,435,883
  Union Bank of Switzerland
    1.13% 12/20/04                                     3,443,809      3,435,883
  Wachovia Bank NA 1.127% 11/15/04                     2,748,773      2,749,887
  Wells Fargo Bank 1.04% 6/30/04                       3,435,877      3,435,883
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $92,998,286)                                                 92,998,286
                                                                  -------------

TOTAL MARKET VALUE OF SECURITIES - 119.63%
  (cost $507,449,571)                                             580,814,542++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (19.15%)***                                          (92,998,286)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.48%)                                             (2,324,854)
                                                                  -------------
NET ASSETS APPLICABLE TO 34,104,817 SHARES
  OUTSTANDING - 100.00%                                           $ 485,491,402
                                                                  =============

Net Asset Value - Delaware International
  Value Equity Fund Class A
  ($254,495,562/17,870,764 Shares)                                       $14.24
                                                                         ------
Net Asset Value - Delaware International
  Value Equity Fund Class B
  ($35,561,140/2,510,868 Shares)                                         $14.16
                                                                         ------
Net Asset Value - Delaware International
  Value Equity Fund Class C
  ($52,095,509/3,682,601 Shares)                                         $14.15
                                                                         ------
Net Asset Value - Delaware International
  Value Equity Fund Class R
  ($1,102,646/77,645 Shares)                                             $14.20
                                                                         ------
Net Asset Value - Delaware International
  Value Equity Fund Institutional Class
  ($142,236,545/9,962,939 Shares)                                        $14.28
                                                                         ------

STATEMENTS                              DELAWARE INTERNATIONAL VALUE EQUITY FUND
  OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT MAY 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $413,244,030
Undistributed net investment income**                                 3,843,062
Accumulated net realized loss on investments                         (3,159,818)
Net unrealized appreciation of investments and
  foreign currencies                                                 71,564,128
                                                                   ------------
Total net assets                                                   $485,491,402
                                                                   ============

  *Fully or partially on loan.

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

***See Note 8 in "Notes to Financial Statements."

  +Non-income producing security for the period ended May 31, 2004.

 ++Includes $87,442,352 of securities loaned.

  #Securities have been classified by country of origin. Classification by type of business has been presented in Note 11 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATION:
ADR - American Depositary Receipts



NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE INTERNATIONAL VALUE EQUITY FUND
Net asset value Class A (A)                                              $14.24
Sales charge (5.75% of offering price, or 6.11% of
amount invested per share) (B)                                             0.87
                                                                         ------
Offering price                                                           $15.11
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                        DELAWARE EMERGING MARKETS FUND
  OF NET ASSETS (CONTINUED)                       May 31, 2004 (Unaudited)

                                                        Number of     Market
                                                         Shares    Value (U.S.$)
   COMMON STOCK - 94.66%#
   Argentina - 1.04%
     Tenaris ADR                                          36,200    $ 1,198,220
                                                                    -----------
                                                                      1,198,220
                                                                    -----------
   Brazil - 10.53%
     Cia de Concessoes Rodoviarias                        72,400        615,599
     Cia de Saneamento Basico do
       Estado de Sao Paulo                            50,740,000      1,990,141
     Cia Siderurgica Nacional                         30,700,000      1,426,525
     Cia Vale do Rio Doce ADR                             20,600      1,044,420
     Cia Vale do Rio Doce Special ADR                      8,400        364,560
     Investimentos Itau                                1,361,568      1,463,060
     Petroleo Brasileiro                                  23,543        543,943
     Petroleo Brasileiro ADR                              49,700      1,145,088
     Ultrapar Participacoes                          137,600,000      1,332,043
     Votorantim Celulose e Papel ADR                      69,700      2,178,821
                                                                    -----------
                                                                     12,104,200
                                                                    -----------
   Chile - 2.97%
     Administradora de Fonfos de
       Pensiones Provida ADR                              41,931      1,124,589
     Banco Santander Santiago Chile ADR                   41,800      1,108,536
     Empresa Nacional de Electricidad ADR                 92,700      1,174,509
                                                                    -----------
                                                                      3,407,634
                                                                    -----------
  *China - 5.52%
     Beijing Capital International Airport             3,880,000      1,207,226
     Chaoda Modern Agriculture                         3,346,200      1,030,406
     Guangshen Railway                                 5,042,000      1,310,005
     Texwinca                                          1,758,000      1,398,478
     Zhejiang Expressway                               2,012,000      1,394,014
                                                                    -----------
                                                                      6,340,129
                                                                    -----------
   Croatia - 0.85%
     Pliva GDR                                            65,604        972,251
                                                                    -----------
                                                                        972,251
                                                                    -----------
   Czech Republic - 3.65%
     Cesky Telecom                                       111,754      1,397,103
     CEZ                                                 158,678      1,122,399
     Philip Morris                                         2,829      1,672,380
                                                                    -----------
                                                                      4,191,882
                                                                    -----------
   Egypt - 1.69%
     MobiNil - Egyptian Mobile Services                  161,539      1,940,713
                                                                    -----------
                                                                      1,940,713
                                                                    -----------
   Estonia - 2.57%
     Eesti Telekom GDR                                    73,767      1,936,383
     Hansabank                                           131,372      1,021,907
                                                                    -----------
                                                                      2,958,290
                                                                    -----------
+++Hong Kong/China - 2.67%
     Asia Aluminum                                    16,876,000      1,840,491
     Fountain Set                                      1,676,000      1,225,728
                                                                    -----------
                                                                      3,066,219
                                                                    -----------
   Hungary - 3.25%
     Gedeon Richter GDR                                    9,366        910,375
   ++Gedeon Richter GDR 144A                               2,068        203,794
     Matav Magyar Tavkozlesi                             345,312      1,341,054
    +OTP Bank                                             61,136      1,276,175
                                                                    -----------
                                                                      3,731,398
                                                                    -----------
                                                        Number of     Market
                                                         Shares    Value (U.S.$)
COMMON STOCK (continued)
India - 3.14%
  Gas Authority of India GDR                              42,092    $   850,258
  ICICI Bank ADR                                          90,703      1,167,348
  Ranbaxy Laboratories GDR                                72,698      1,592,086
                                                                    -----------
                                                                      3,609,692
                                                                    -----------
Indonesia - 3.11%
  Hanjaya Mandala Sampoerna                            4,412,000      2,330,867
  IRP Telekomunikasi Indonesia                         1,555,000      1,240,647
                                                                    -----------
                                                                      3,571,514
                                                                    -----------
Israel - 1.48%
  Bank Hapoalim                                          666,052      1,704,802
                                                                    -----------
                                                                      1,704,802
                                                                    -----------
Malaysia - 4.47%
  Malaysia International Shipping                        454,200      1,422,363
  PLUS Expressways                                     3,242,100      1,851,410
  Tanjong                                                588,100      1,857,158
                                                                    -----------
                                                                      5,130,931
                                                                    -----------
Mexico - 8.03%
  Cemex de C.V                                           474,262      2,772,052
  Grupo Aeroportuario del
    Sureste de C.V. ADR                                   67,900      1,281,273
  Grupo Continental                                      757,700      1,228,362
  Kimberly Clark de Mexico de C.V. ADR                   660,700      1,722,458
  Telefonos de Mexico de C.V. ADR                         66,100      2,223,604
                                                                    -----------
                                                                      9,227,749
                                                                    -----------
Poland - 0.50%
  Bank Pekao                                              17,733        576,542
                                                                    -----------
                                                                        576,542
                                                                    -----------
Russia - 1.53%
  Lukoil ADR                                              15,772      1,760,155
                                                                    -----------
                                                                      1,760,155
                                                                    -----------
South Africa - 14.63%
  ABSA Group                                             212,250      1,531,197
  African Bank Investments                             1,264,153      2,260,535
 Alexander Forbes                                      1,409,094      2,011,447
  Aspen Pharmacare                                       644,802      1,266,840
  Impala Platinum                                         32,927      2,400,664
  Nampak                                                 526,882      1,128,166
  Network Healthcare                                   1,547,537      1,052,278
  Sasol                                                  165,642      2,513,233
  Steinhoff International                              2,104,804      2,649,178
                                                                    -----------
                                                                     16,813,538
                                                                    -----------
South Korea - 10.69%
  Hyundai Motor                                           39,310      1,508,354
 +Kookmin Bank                                            31,580      1,097,893
  Korea Electric Power                                    75,050      1,214,380
++Korea Tobacco & Ginseng GDR 144A                       247,564      2,792,521
  KT Corporation ADR                                     125,779      2,194,844
  POSCO                                                   15,970      1,974,059
  Samsung Electronics                                      3,370      1,504,270
                                                                    -----------
                                                                     12,286,321
                                                                    -----------

STATEMENTS                                        DELAWARE EMERGING MARKETS FUND
  OF NET ASSETS (CONTINUED)

                                                      Number of       Market
                                                        Shares     Value (U.S.$)
COMMON STOCK (continued)
Taiwan - 8.36%
  Asustek Computer                                      750,375      $1,835,126
  China Steel GDR                                        86,055       1,527,476
  Chunghwa Telecom ADR                                  198,396       3,204,096
  Pihsiang Machinery Manufacturing                      629,000       1,509,977
  President Chain Store                                 846,861       1,524,731
                                                                     ----------
                                                                      9,601,406
                                                                     ----------
Thailand - 2.80%
  Land & Houses NVDR                                  4,872,700       1,147,012
  Thai Union Frozen Products                          2,066,781       1,263,401
  Thai Union Frozen Products NVDR                     1,387,819         807,309
                                                                     ----------
                                                                      3,217,722
                                                                     ----------
United Kingdom - 1.18%
 +Vedanta Resources                                     260,044       1,351,665
                                                                     ----------
                                                                      1,351,665
                                                                     ----------
TOTAL COMMON STOCK (cost $106,974,775)                              108,762,973
                                                                    ===========
                                                     Principal
                                                   Amount (U.S.$)
REPURCHASE AGREEMENTS - 3.57%
  With BNP Paribas 0.98% 6/1/04
    (dated 5/28/04, to be repurchased
    at $1,601,574, collateralized by
    $1,203,300 U.S. Treasury Bills
    due 11/4/04, market value $1,196,904,
    and $439,800 U.S. Treasury Bills due
    11/26/04, market value $436,911)                 $1,601,400       1,601,400
  With J.P. Morgan Securities 0.92% 6/1/04
    (dated 5/28/04, to be repurchased
    at $1,173,220, collateralized by
    $1,173,100 U.S. Treasury Notes
    2.875% due 6/30/04, market value
    $1,189,495, and $7,000 U.S. Treasury
    Notes 4.75% due 11/15/08, market
    value $7,349)                                     1,173,100       1,173,100
  With UBS Warburg 0.97% 6/1/04
    (dated 5/28/04, to be repurchased
    at $1,329,643, collateralized by
    $391,000 U.S. Treasury Notes
    3.25% due 5/31/04, market value
    $397,290, $391,000 U.S. Treasury
    Notes 10.75% due 8/15/05, market
    value $444,422, $81,500 U.S. Treasury
    Notes 7.00% due 7/15/06, market
    value $91,141, and $391,000 U.S. Treasury
    Notes 5.625% due 5/15/08, market
    value $423,894)                                   1,329,500       1,329,500
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $4,104,000)                                                   4,104,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 98.23%
  (cost $111,078,775)                                               112,866,973
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.77%                                          2,032,748
                                                                   ------------
NET ASSETS APPLICABLE TO 10,027,796 SHARES
  OUTSTANDING - 100.00%                                            $114,899,721
                                                                   ============

Net Asset Value - Delaware Emerging Markets
  Fund Class A
  ($71,378,189/6,208,596 Shares)                                         $11.50
                                                                         ------
Net Asset Value - Delaware Emerging Markets
  Fund Class B
  ($9,330,091/823,508 Shares)                                            $11.33
                                                                         ------
Net Asset Value - Delaware Emerging Markets
  Fund Class C
  ($18,522,716/1,636,670 Shares)                                         $11.32
                                                                         ------
Net Asset Value - Delaware Emerging Markets
  Fund Institutional Class
  ($15,668,725/1,359,022 Shares)                                         $11.53
                                                                         ------

Components of Net Assets at May 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $109,477,516
Undistributed net investment income**                                    68,605
Accumulated net realized gain on investments                          3,634,526
Net unrealized appreciation of investments
  and foreign currencies                                              1,719,074
                                                                   ------------
Total net assets                                                   $114,899,721
                                                                   ============

  *Securities listed and traded on the Hong Kong Stock Exchange.

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  +Non-income producing security for the period ended May 31, 2004.

 ++Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements."

+++Securities listed and traded on the Hong Kong Stock Exchange. The securities have significant business operations in China.

  #Securities have been classified by country of origin. Classification by type of business has been presented in Note 11 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GDR- Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE EMERGING MARKETS FUND
Net asset value Class A (A)                                              $11.50
Sales charge (5.75% of offering price, or
  6.09% of amount invested per share) (B)                                  0.70
                                                                         ------
Offering price                                                           $12.20
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                          DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)         May 31, 2004 (Unaudited)

                                                      Number of       Market
                                                        Shares     Value (U.S.$)
  COMMON STOCK - 98.20%#
  Australia - 4.25%
  *+Multiplex Constructions Property                    155,663       $  480,981
    QBE Insurance Group                                  59,115          527,306
                                                                      ----------
                                                                       1,008,287
                                                                      ----------
  Finland - 1.07%
    Huhtamaki Van Leer Oyj                               19,376          254,356
                                                                      ----------
                                                                         254,356
                                                                      ----------
  France - 9.24%
    Boiron                                                6,892          161,254
    Carbone Lorraine                                      7,382          276,115
   +Egide                                                   343           17,680
    Euler Hermes                                          5,508          303,952
    Neopost                                              10,909          618,118
    Nexans                                                9,155          300,173
    Norbert Dentressangle                                 3,054          151,078
    Remy Cointreau                                       10,925          364,745
                                                                      ----------
                                                                       2,193,115
                                                                      ----------
  Germany - 11.11%
    Bilfinger Berger                                     13,068          429,589
    Fielmann                                              5,020          276,716
   +Fraport                                              16,289          470,429
    Hugo Boss                                            22,000          468,531
    Jenoptik                                             34,999          425,253
   +QIAGEN                                               21,548          239,978
    Rhoen-Klinikum                                        7,233          326,894
                                                                      ----------
                                                                       2,637,390
                                                                      ----------
  Hong Kong - 5.26%
    ASM Pacific Technology                               58,500          233,433
    Cosco Pacific Limited                               410,000          568,137
    Hung Hing Printing Group                            448,000          336,263
    Kingmaker Footwear                                  312,000          113,088
                                                                      ----------
                                                                       1,250,921
                                                                      ----------

++Hong Kong/China - 4.35%
    Asia Aluminum Holdings                            3,748,000          408,756
    Fountain Set Holdings                               852,000          623,102
                                                                      ----------
                                                                       1,031,858
                                                                      ----------
  Ireland - 3.29%
    Glanbia                                             135,454          367,209
   +Icon ADR                                              3,852          150,228
    Kingspan Group                                       44,381          262,850
                                                                      ----------
                                                                         780,287
                                                                      ----------
 Japan - 12.86%
    Air Water                                            62,000          380,891
    Fujitec                                              58,000          280,226
    Hamamatsu Photonics                                  13,500          233,784
    Kayaba Industry                                      64,000          218,883
    Kurita Water Industries                              19,300          245,517
    Nifco                                                15,000          230,174
    Otsuka Kagu                                           6,100          204,207
    Paris Miki                                           10,600          229,695

                                                      Number of       Market
                                                        Shares     Value (U.S.$)
COMMON STOCK (continued)
Japan (continued)
  Shimano                                               10,000      $  235,693
  Tac                                                   26,600         206,976
  Takara Printing                                       29,150         266,379
  Ushio                                                 17,000         321,466
                                                                    ----------
                                                                     3,053,891
                                                                    ----------
Netherlands - 7.07%
  Athlon Groep                                          13,464         279,507
  Boskalis Westminster                                   9,730         238,111
  Furgo NV                                               8,075         455,568
  ICT Automatisering                                    11,198         145,496
  Vopak                                                 34,008         560,639
                                                                    ----------
                                                                     1,679,321
                                                                    ----------
New Zealand - 0.59%
  The Warehouse Group                                   52,260         141,202
                                                                    ----------
                                                                       141,202
                                                                    ----------
Singapore - 6.99%
  MobileOne Limited                                    221,000         196,213
  Parkway                                              458,000         309,687
  Sembcorp Marine Limited                              539,000         278,889
  Sia Engineering                                      192,000         224,654
  Singapore Airport Terminal Services                  213,000         283,040
  SMRT Corporation                                     950,000         365,868
                                                                    ----------
                                                                     1,658,351
                                                                    ----------
Spain - 2.53%
  Aldeasa                                               12,744         357,156
  Viscofan                                              26,132         242,524
                                                                    ----------
                                                                       599,680
                                                                    ----------
Sweden - 3.34%
  Billerud                                              33,200         516,576
  Munters                                               11,100         275,443
                                                                    ----------
                                                                       792,019
                                                                    ----------
United Kingdom - 26.25%
  Aga Foodservice Group                                107,716         507,554
  Arriva                                                57,073         407,836
  Chloride Group                                       325,489         292,416
  Cobham                                                20,029         495,749
  Greene King                                           21,856         365,456
  Laird Group                                           94,517         496,049
  Nestor Healthcare Group                               27,328          67,391
  Northern Foods                                       222,595         634,621
  Pennon Group                                          40,161         543,413
  Persimmon                                             43,923         482,781
  Rexam                                                 64,274         517,921
  Serco Group                                          119,554         441,681
  Spirax-Sarco Engineering                              44,913         450,843
  TT electronics                                       130,489         345,709
 +Vedanta Resources                                     35,482         184,429
                                                                    ----------
                                                                     6,233,849
                                                                    ----------
TOTAL COMMON STOCK (cost $19,720,751)                               23,314,527
                                                                    ----------
EXCHANGE TRADED FUNDS - 0.47%
  iShares MSCI EAFE Index Fund                             800         110,840
                                                                    ----------
TOTAL EXCHANGE TRADED FUNDS (cost $113,174)                            110,840
                                                                    ----------

STATEMENTS                          DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 98.67%
  (cost $19,833,925)                                                $23,425,367
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.33%                                            316,048
                                                                    -----------
NET ASSETS APPLICABLE TO 2,548,466 SHARES
  OUTSTANDING - 100.00%                                             $23,741,415
                                                                    ===========

Net Asset Value - Delaware International Small Cap
  Value Fund Class A
 ($13,451,577 / 1,442,791 Shares)                                         $9.32
                                                                          -----
Net Asset Value - Delaware International Small Cap
  Value Fund Class B
  ($6,543,354 / 703,378 Shares)                                           $9.30
                                                                          -----
Net Asset Value - Delaware International Small Cap
  Value Fund Class C
  ($3,176,051 / 341,232 Shares)                                           $9.31
                                                                          -----
Net Asset Value - Delaware International Small Cap
  Value Fund Institutional Class
  ($570,433 / 61,065 Shares)                                              $9.34
                                                                          -----

COMPONENTS OF NET ASSETS AT MAY 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $19,899,146
Undistributed net investment income**                                    85,122
Accumulated net realized gain on investments                            260,983
Net unrealized appreciation of investments
  and foreign currencies                                              3,496,164
                                                                    -----------
Total net assets                                                    $23,741,415
                                                                    ===========

  #Securities have been classified by country of origin. Classification by type of business has been presented in Note 10 in "Notes to Financial Statements."

  *This security is being fair valued in accordance with the Fund's fair valuation pricing. See Note 1 in "Notes to Financial Statements." At May 31, 2004, one security was fair valued which represented 2.03% of the Fund's net assets.

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  +Non-income producing security for the period ended May 31, 2004.

 ++Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

SUMMARY OF ABBREVIATION:
ADR - American Depositary Receipt

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
Net asset value Class A (A)                                               $9.32
Sales charge (5.75% of offering or 6.12% of the
  amount invested per share) (B)                                           0.57
                                                                          -----
Offering price                                                            $9.89
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                             DELAWARE INTERNATIONAL FUNDS
  OF OPERATIONS                        Six Months Ended May 31, 2004 (Unaudited)

                                                                                              Delaware       Delaware     Delaware
                                                                                            International    Emerging  International
                                                                                            Value Equity      Markets    Small Cap
                                                                                                Fund           Fund      Value Fund
INVESTMENT INCOME:
  Dividends                                                                                  $10,028,942    $2,179,908   $  403,028
  Interest                                                                                        87,961        16,208        3,504
  Securities lending income                                                                      111,633             -            -
  Foreign tax withheld                                                                          (973,374)     (140,955)     (40,594)
                                                                                             -----------    ----------   ----------
                                                                                               9,255,162     2,055,161      365,938
                                                                                             -----------    ----------   ----------

EXPENSES:
  Management fees                                                                              1,896,839       629,558      149,074
  Dividend disbursing and transfer agent fees and expenses                                     1,070,294       143,217       19,375
  Distribution expenses - Class A                                                                353,092        98,767       21,686
  Distribution expenses - Class B                                                                179,238        43,652       34,145
  Distribution expenses - Class C                                                                224,322        68,384       10,485
  Distribution expenses - Class R                                                                  2,384             -            -
  Accounting and administration expenses                                                          82,022        18,471        2,815
  Registration fees                                                                               64,850         8,317       21,179
  Reports and statements to shareholders                                                           2,952         3,983        2,001
  Legal and professional fees                                                                     33,623         2,203        1,796
  Custodian fees                                                                                  94,412        29,627        5,850
  Trustees' fees                                                                                   5,614         2,076          887
  Other                                                                                            1,557         1,168          949
                                                                                             -----------    ----------   ----------
                                                                                               4,011,199     1,049,423      270,242
  Less expenses absorbed or waived                                                                     -       (14,728)     (54,467)
  Less waiver of distribution expenses - Class A                                                       -       (16,461)      (3,614)
  Less expenses paid indirectly                                                                   (3,574)         (806)        (191)
                                                                                             -----------    ----------   ----------
  Total expenses                                                                               4,007,625     1,017,428      211,970
                                                                                             -----------    ----------   ----------
NET INVESTMENT INCOME                                                                          5,247,537     1,037,733      153,968
                                                                                             -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                                2,774,024     8,119,367    1,136,126
    Foreign currencies                                                                          (927,706)      (46,161)     (90,909)
                                                                                             -----------    ----------   ----------
  Net realized gain                                                                            1,846,318     8,073,206    1,045,217
  Net change in unrealized appreciation/depreciation of investments and foreign currencies    21,676,330    (7,626,322)     485,071
                                                                                             -----------    ----------   ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                        23,522,648       446,884    1,530,288
                                                                                             -----------    ----------   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $28,770,185    $1,484,617   $1,684,256
                                                                                             ===========    ==========   ==========

See accompanying notes

STATEMENTS                              DELAWARE INTERNATIONAL VALUE EQUITY FUND
  OF CHANGES IN NET ASSETS

                                                                                                 Six Months            Year
                                                                                                   Ended               Ended
                                                                                                  5/31/04             11/30/03
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                         $  5,247,537        $  3,946,073
  Net realized gain (loss) on investments and foreign currencies                                   1,846,318          (4,837,121)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies        21,676,330          69,187,484
                                                                                                ------------        ------------
  Net increase in net assets resulting from operations                                            28,770,185          68,296,436
                                                                                                ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                       (2,457,703)           (758,320)
    Class B                                                                                         (208,960)            (21,985)
    Class C                                                                                         (230,271)            (13,224)
    Class R                                                                                           (5,443)                  -
    Institutional Class                                                                           (1,599,443)           (639,490)

  Net realized gain on investments:
    Class A                                                                                                -          (3,241,610)
    Class B                                                                                                -            (855,214)
    Class C                                                                                                -            (514,420)
    Institutional Class                                                                                    -          (1,974,297)
                                                                                                ------------        ------------
                                                                                                  (4,501,820)         (8,018,560)
                                                                                                ------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                       78,667,985         183,947,128
    Class B                                                                                        5,563,386           7,822,007
    Class C                                                                                       18,544,810          18,573,872
    Class R                                                                                          799,528             346,687
    Institutional Class                                                                           50,915,567          58,792,172

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                        2,177,837           3,811,220
    Class B                                                                                          197,264             826,905
    Class C                                                                                          213,991             508,486
    Class R                                                                                            5,441                   -
    Institutional Class                                                                            1,288,876           2,603,551
                                                                                                ------------        ------------
                                                                                                 158,374,685         277,232,028
                                                                                                ------------        ------------
  Cost of shares repurchased:
    Class A                                                                                      (35,119,353)       (113,419,551)
    Class B                                                                                       (4,367,261)         (6,253,699)
    Class C                                                                                       (3,868,994)         (2,919,458)
    Class R                                                                                          (69,765)            (12,754)
    Institutional Class                                                                          (19,753,035)        (31,114,126)
                                                                                                ------------        ------------
                                                                                                 (63,178,408)       (153,719,588)
                                                                                                ------------        ------------
Increase in net assets derived from capital share transactions                                    95,196,277         123,512,440
                                                                                                ------------        ------------
NET INCREASE IN NET ASSETS                                                                       119,464,642         183,790,316

NET ASSETS:
  Beginning of period                                                                            366,026,760         182,236,444
                                                                                                ------------        ------------
  End of period (including undistributed net investment income of $3,843,062 and
    $4,025,051, respectively)                                                                   $485,491,402        $366,026,760
                                                                                                ============        ============

See accompanying notes

STATEMENTS                                       DELAWARE EMERGING MARKETS FUND
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                 Six Months            Year
                                                                                                   Ended               Ended
                                                                                                  5/31/04             11/30/03
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                         $  1,037,733         $   296,059
  Net realized gain on investments and foreign currencies                                          8,073,206           2,656,574
  Net change in unrealized appreciation/depreciation of investments and foreign currencies        (7,626,322)         10,119,567
                                                                                                ------------         -----------
  Net increase in net assets resulting from operations                                             1,484,617          13,072,200
                                                                                                ------------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                         (833,354)           (184,924)
    Class B                                                                                          (86,887)            (50,238)
    Class C                                                                                          (93,610)            (29,680)
    Institutional Class                                                                             (129,883)            (72,413)
                                                                                                ------------         -----------
                                                                                                  (1,143,734)           (337,255)
                                                                                                ------------         -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                       58,215,965          32,420,786
    Class B                                                                                        3,358,813           2,466,032
    Class C                                                                                       15,076,534           5,076,024
    Institutional Class                                                                           11,843,231           2,259,534

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                          706,218             178,991
    Class B                                                                                           83,599              47,845
    Class C                                                                                           88,561              29,434
    Institutional Class                                                                              126,385              72,413
                                                                                                ------------         -----------
                                                                                                  89,499,306          42,551,059
                                                                                                ------------         -----------

  Cost of shares repurchased:
    Class A                                                                                      (26,286,145)        (10,397,944)
    Class B                                                                                       (1,056,548)           (714,118)
    Class C                                                                                       (2,698,283)         (1,468,857)
    Institutional Class                                                                           (2,367,228)           (633,462)
                                                                                                ------------         -----------
                                                                                                 (32,408,204)        (13,214,381)
                                                                                                ------------         -----------
Increase in net assets derived from capital share transactions                                    57,091,102          29,336,678
                                                                                                ------------         -----------
NET INCREASE IN NET ASSETS                                                                        57,431,985          42,071,623

NET ASSETS:
  Beginning of period                                                                             57,467,736          15,396,113
                                                                                                ------------         -----------
  End of period (including undistributed net investment income of $68,605 and
    $220,767, respectively)                                                                     $114,899,721         $57,467,736
                                                                                                ============         ===========

See accompanying notes

STATEMENTS                           DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                 Six Months            Year
                                                                                                   Ended               Ended
                                                                                                  5/31/04             11/30/03
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                          $   153,968         $   200,689
  Net realized gain (loss) on investments and foreign currencies                                   1,045,217            (458,642)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies           485,071           5,630,043
                                                                                                 -----------         -----------
  Net increase in net assets resulting from operations                                             1,684,256           5,372,090
                                                                                                 -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                         (158,932)            (95,925)
    Class B                                                                                          (32,821)            (31,974)
    Class C                                                                                           (8,337)               (979)
    Institutional Class                                                                               (4,239)            (68,092)
                                                                                                 -----------         -----------
                                                                                                    (204,329)           (196,970)
                                                                                                 -----------         -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                        4,212,264           7,904,215
    Class B                                                                                        1,003,278           2,093,712
    Class C                                                                                        1,921,905           1,304,845
    Institutional Class                                                                              257,970             702,856

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                          148,112              93,820
    Class B                                                                                           30,677              31,373
    Class C                                                                                            6,922                 897
    Institutional Class                                                                                  118              68,092
                                                                                                 -----------         -----------
                                                                                                   7,581,246          12,199,810
                                                                                                 -----------         -----------

  Cost of shares repurchased:
    Class A                                                                                       (4,509,376)         (3,036,853)
    Class B                                                                                       (1,016,546)           (607,151)
    Class C                                                                                         (329,631)            (22,170)
    Institutional Class                                                                                 (945)         (4,148,606)
                                                                                                 -----------         -----------
                                                                                                  (5,856,498)         (7,814,780)
                                                                                                 -----------         -----------
Increase in net assets derived from capital share transactions                                     1,724,748           4,385,030
                                                                                                 -----------         -----------
NET INCREASE IN NET ASSETS                                                                         3,204,675           9,560,150

NET ASSETS:
  Beginning of period                                                                             20,536,740          10,976,590
                                                                                                 -----------         -----------
  End of period (including undistributed net investment income of
    $85,122 and $226,392, respectively)                                                          $23,741,415         $20,536,740
                                                                                                 ===========         ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE INTERNATIONAL VALUE EQUITY FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.350     $11.020      $12.360     $15.690      $16.150     $15.330

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.171       0.184        0.085       0.149        0.162       0.174
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.881       2.626       (0.992)     (1.191)      (0.080)      0.881
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.052       2.810       (0.907)     (1.042)       0.082       1.055
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.162)     (0.091)      (0.123)     (0.194)      (0.220)     (0.235)
Net realized gain on investments                                    -      (0.389)      (0.310)     (2.094)      (0.322)          -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.162)     (0.480)      (0.433)     (2.288)      (0.542)     (0.235)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $14.240     $13.350      $11.020     $12.360      $15.690     $16.150
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 7.92%      26.87%       (7.55%)     (8.33%)       0.38%       6.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $254,495    $195,950      $88,499     $76,388      $80,652     $99,671
Ratio of expenses to average net assets                         1.75%       2.04%        2.13%       1.99%        1.89%       1.86%
Ratio of net investment income to average net assets            2.39%       1.60%        0.72%       1.12%        1.02%       1.10%
Portfolio turnover                                                 4%         14%          23%         15%          10%          3%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE INTERNATIONAL VALUE EQUITY FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.250     $10.930      $12.250     $15.570      $16.090     $15.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.121       0.106        0.003       0.057        0.051       0.063
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.872       2.613       (0.980)     (1.197)      (0.079)      0.877
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.993       2.719       (0.977)     (1.140)      (0.028)      0.940
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.083)     (0.010)      (0.033)     (0.086)      (0.170)     (0.130)
Net realized gain on investments                                    -      (0.389)      (0.310)     (2.094)      (0.322)          -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.083)     (0.399)      (0.343)     (2.180)      (0.492)     (0.130)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $14.160     $13.250      $10.930     $12.250      $15.570     $16.090
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 7.51%      25.99%       (8.16%)     (9.04%)      (0.31%)      6.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $35,561     $31,904      $24,006     $30,956      $32,178     $36,997
Ratio of expenses to average net assets                         2.45%       2.74%        2.83%       2.69%        2.59%       2.56%
Ratio of net investment income to average net assets            1.69%       0.90%        0.02%       0.42%        0.32%       0.40%
Portfolio turnover                                                 4%         14%          23%         15%          10%          3%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE INTERNATIONAL VALUE EQUITY FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.240     $10.910      $12.240     $15.560      $16.070     $15.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.122       0.104        0.005       0.057        0.051       0.063
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.871       2.625       (0.992)     (1.197)      (0.069)      0.877
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.993       2.729       (0.987)     (1.140)      (0.018)      0.940
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.083)     (0.010)      (0.033)     (0.086)      (0.170)     (0.130)
Net realized gain on investments                                    -      (0.389)      (0.310)     (2.094)      (0.322)          -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.083)     (0.399)      (0.343)     (2.180)      (0.492)     (0.130)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $14.150     $13.240      $10.910     $12.240      $15.560     $16.070
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 7.52%      26.13%       (8.25%)     (9.04%)      (0.25%)      6.22%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $52,095     $34,852      $13,604      $8,657      $10,202     $14,369
Ratio of expenses to average net assets                         2.45%       2.74%        2.83%       2.69%        2.59%       2.56%
Ratio of net investment income to average net assets            1.69%       0.90%        0.02%       0.42%        0.32%       0.40%
Portfolio turnover                                                 4%         14%          23%         15%          10%          3%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               DELAWARE INTERNATIONAL VALUE EQUITY FUND CLASS R
----------------------------------------------------------------------------------------------------------------
                                                                        Six Months                6/2/03(1)
                                                                          Ended                      to
                                                                        5/31/04(2)                11/30/03
                                                                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                      $13.350                  $11.480

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                                    0.149                    0.020
Net realized and unrealized gain on investments
  and foreign currencies                                                    0.877                    1.850
                                                                          -------                  -------
Total from investment operations                                            1.026                    1.870
                                                                          -------                  -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                      (0.176)                       -
                                                                          -------                  -------
Total dividends and distributions                                          (0.176)                       -
                                                                          -------                  -------

NET ASSET VALUE, END OF PERIOD                                            $14.200                  $13.350
                                                                          =======                  =======

TOTAL RETURN(4)                                                             7.73%                   16.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $1,103                     $346
Ratio of expenses to average net assets                                     2.05%                    2.47%
Ratio of net investment income to average net assets                        2.09%                    0.33%
Portfolio turnover                                                             4%                      14%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 DELAWARE INTERNATIONAL VALUE EQUITY FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.400     $11.060      $12.410     $15.760      $16.190     $15.370

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.192       0.218        0.120       0.189        0.210       0.222
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.885       2.637       (0.998)     (1.205)      (0.078)      0.880
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.077       2.855       (0.878)     (1.016)       0.132       1.102
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.197)     (0.126)      (0.162)     (0.240)      (0.240)     (0.282)
Net realized gain on investments                                    -      (0.389)      (0.310)     (2.094)      (0.322)          -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.197)     (0.515)      (0.472)     (2.334)      (0.562)     (0.282)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $14.280     $13.400      $11.060     $12.410      $15.760     $16.190
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 8.09%      27.29%       (7.29%)     (8.14%)       0.70%       7.26%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $142,237    $102,974      $56,127     $75,790     $117,039    $115,009
Ratio of expenses to average net assets                         1.45%       1.74%        1.83%       1.69%        1.59%       1.56%
Ratio of net investment income to average net assets            2.69%       1.90%        1.02%       1.42%        1.32%       1.40%
Portfolio turnover                                                 4%         14%          23%         15%          10%          3%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          DELAWARE EMERGING MARKETS FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.890     $ 7.240       $6.920      $6.600       $8.050      $6.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.131       0.111        0.181       0.170        0.107       0.081
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.681       3.712        0.269       0.176       (1.437)      1.509
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.812       3.823        0.450       0.346       (1.330)      1.590
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.202)     (0.173)      (0.130)     (0.026)      (0.120)     (0.070)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.202)     (0.173)      (0.130)     (0.026)      (0.120)     (0.070)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $11.500     $10.890       $7.240      $6.920       $6.600      $8.050
                                                              =======     =======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 7.50%      54.01%        6.62%       5.09%      (16.78%)     24.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $71,378     $38,383       $8,202      $6,605       $6,242      $7,815
Ratio of expenses to average net assets                         1.88%       1.95%        1.95%       1.95%        1.95%       1.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.96%       2.66%        2.99%       2.73%        2.85%       2.99%
Ratio of net investment income to average net assets            2.20%       1.28%        2.46%       2.39%        1.28%       1.15%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.12%       0.57%        1.42%       1.61%        0.38%       0.11%
Portfolio turnover                                                60%         55%          33%         36%          31%         17%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         DELAWARE EMERGING MARKETS FUND CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                             Year Ended
                                                            5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.710     $ 7.120       $6.800      $6.520        $7.960     $6.440

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.087       0.050        0.126       0.117         0.045      0.029
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.671       3.658        0.271       0.163        (1.415)     1.501
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.758       3.708        0.397       0.280        (1.370)     1.530
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.138)     (0.118)       0.077)         --        (0.070)    (0.010)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.138)     (0.118)       0.077)         --        (0.070)    (0.010)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $11.330     $10.710       $7.120      $6.800       $6.520      $7.960
                                                              =======     =======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 7.10%      52.90%        5.90%       4.29%        17.44%)    23.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $9,330      $6,695       $3,050      $2,763        $2,715     $3,671
Ratio of expenses to average net assets                         2.63%       2.70%        2.70%       2.70%         2.70%      2.70%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.66%       3.36%        3.69%       3.43%         3.55%      3.69%
Ratio of net investment income to average net assets            1.45%       0.53%        1.71%       1.64%         0.53%      0.40%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.42%      (0.13%)       0.72%       0.91%        (0.32%)    (0.59%)
Portfolio turnover                                                60%         55%          33%         36%           31%        17%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          DELAWARE EMERGING MARKETS FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.700       7.110       $6.800      $6.510       $7.950      $6.430

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.088       0.048        0.126       0.117        0.045       0.029
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.670       3.660        0.261       0.173       (1.415)      1.501
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.758       3.708        0.387       0.290       (1.370)      1.530
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.138)     (0.118)      (0.077)         --       (0.070)     (0.010)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.138)     (0.118)      (0.077)         --       (0.070)     (0.010)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $11.320     $10.700       $7.110      $6.800       $6.510      $7.950
                                                              =======     =======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 7.11%      52.97%        5.75%       4.46%       (17.46%)    23.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $18,523     $6,259        $1,391      $1,041       $1,443      $1,565
Ratio of expenses to average net assets                         2.63%      2.70%         2.70%       2.70%        2.70%       2.70%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.66%      3.36%         3.69%       3.43%        3.55%       3.69%
Ratio of net investment income to average net assets            1.45%      0.53%         1.71%       1.64%        0.53%       0.40%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.42%     (0.13%)        0.72%       0.91%       (0.32%)     (0.59%)
Portfolio turnover                                                60%        55%           33%         36%          31%         17%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       DELAWARE EMERGING MARKETS FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.920      $7.260       $6.940      $6.630       $8.080      $6.550

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.146       0.134        0.199       0.188        0.128       0.099
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.689       3.717        0.269       0.169       (1.438)      1.521
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.835       3.851        0.468       0.357       (1.310)      1.620
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.225)     (0.191)      (0.148)     (0.047)      (0.140)     (0.090)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.225)     (0.191)      (0.148)     (0.047)      (0.140)     (0.090)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $11.530     $10.920       $7.260      $6.940       $6.630      $8.080
                                                              =======     =======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 7.60%      54.52%        6.88%       5.40%      (16.65%)     25.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $15,669      $6,131       $2,753      $2,182       $2,229      $2,791
Ratio of expenses to average net assets                         1.63%       1.70%        1.70%       1.70%        1.70%       1.70%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.66%       2.36%        2.69%       2.43%        2.55%       2.69%
Ratio of net investment income to average net assets            2.45%       1.53%        2.71%       2.64%        1.53%       1.40%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.42%       0.87%        1.72%       1.91%        0.68%       0.41%
Portfolio turnover                                                60%         55%          33%         36%          31%         17%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE INTERNATIONAL SMALL CAP VALUE FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.700      $6.250       $7.410      $8.340      $10.730     $ 9.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.073       0.113        0.143       0.146        0.209       0.168
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.652       2.457       (1.098)     (0.367)      (0.727)      1.817
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.725       2.570       (0.955)     (0.221)      (0.518)      1.985
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.105)     (0.120)      (0.138)     (0.188)      (0.140)     (0.180)
Net realized gain on investments                                   --          --       (0.067)     (0.521)      (1.732)     (0.075)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.105)     (0.120)      (0.205)     (0.709)      (1.872)     (0.255)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.320      $8.700       $6.250      $7.410       $8.340     $10.730
                                                              =======     =======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 8.41%      41.97%      (13.23%)     (3.09%)      (5.32%)     22.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $13,452     $12,699       $4,839         $35          $--         $--
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.29%        1.25%       1.25%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.00%       2.10%        2.57%       3.67%        1.77%       1.82%
Ratio of net investment income to average net assets            1.57%       1.59%        2.03%       1.87%        2.45%       1.71%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      1.07%       0.99%        0.96%      (0.51%)       1.93%       1.14%
Portfolio turnover                                                42%         59%          24%         20%          22%         96%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                DELAWARE INTERNATIONAL SMALL CAP VALUE FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                         9/28/01(1)
                                                               Ended                                 to
                                                             5/31/04(2)  11/30/03     11/30/02    11/30/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.660      $6.210       $7.410      $6.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                 0.038       0.060        0.091      (0.003)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.649       2.457       (1.100)      0.493
                                                              -------     -------       ------      ------
Total from investment operations                                0.687       2.517       (1.009)      0.490
                                                              -------     -------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.047)     (0.067)      (0.124)         --
Net realized gain on investments                                   --          --       (0.067)         --
                                                              -------     -------       ------      ------
Total dividends and distributions                              (0.047)     (0.067)      (0.191)         --
                                                              -------     -------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.300      $8.660       $6.210      $7.410
                                                              =======     =======       ======      ======

TOTAL RETURN(4)                                                 7.96%      41.00%      (13.95%)      7.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,543      $6,064       $2,929         $17
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.70%       2.80%        3.32%      13.55%
Ratio of net investment income (loss) to average net assets     0.82%       0.84%        1.28%      (0.03%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.37%       0.29%        0.21%     (11.33%)
Portfolio turnover                                                42%         59%          24%         20%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                DELAWARE INTERNATIONAL SMALL CAP VALUE FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                          9/28/01(1)
                                                               Ended                                 to
                                                             5/31/04(2)  11/30/03     11/30/02    11/30/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.660      $6.210       $7.410      $6.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                 0.038       0.054        0.089      (0.003)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.659       2.463       (1.098)      0.493
                                                               ------      ------       ------      ------
Total from investment operations                                0.697       2.517       (1.009)      0.490
                                                               ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.047)     (0.067)      (0.124)         --
Net realized gain on investments                                   --          --       (0.067)         --
                                                               ------      ------       ------      ------
Total dividends and distributions                              (0.047)     (0.067)      (0.191)         --
                                                               ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.310      $8.660       $6.210      $7.410
                                                               ======      ======       ======      ======

TOTAL RETURN(4)                                                 8.08%      41.00%      (13.95%)      7.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,176      $1,504          $95          $4
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.70%       2.80%        3.32%      13.55%
Ratio of net investment income (loss) to average net assets     0.82%       0.84%        1.28%      (0.03%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.37%       0.29%        0.21%     (11.33%)
Portfolio turnover                                                42%         59%          24%         20%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                DELAWARE INTERNATIONAL SMALL CAP VALUE FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/04(1)  11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.730      $6.260       $7.410      $8.340      $10.730      $9.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.085       0.131        0.161       0.149        0.209       0.168
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.648       2.476       (1.101)     (0.370)      (0.727)      1.817
                                                               ------      ------       ------      ------       ------     -------
Total from investment operations                                0.733       2.607       (0.940)     (0.221)      (0.518)      1.985
                                                               ------      ------       ------      ------       ------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.123)     (0.137)      (0.143)     (0.188)      (0.140)     (0.180)
Net realized gain on investments                                   --          --       (0.067)     (0.521)      (1.732)     (0.075)
                                                               ------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.123)     (0.137)      (0.210)     (0.709)      (1.872)     (0.255)
                                                               ------      ------       ------      ------       ------     -------

NET ASSET VALUE, END OF PERIOD                                 $9.340      $8.730       $6.260      $7.410       $8.340     $10.730
                                                               ======      ======       ======      ======       ======     =======

TOTAL RETURN(3)                                                 8.49%      42.62%      (13.03%)     (3.09%)      (5.32%)     22.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $570        $300       $3,114      $3,579       $3,691      $3,900
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.70%       1.80%        2.32%       3.42%        1.52%       1.57%
Ratio of net investment income to average net assets            1.82%       1.84%        2.28%       1.91%        2.45%       1.71%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      1.37%       1.29%        1.21%      (0.26%)       2.18%       1.39%
Portfolio turnover                                                42%         59%          24%         20%          22%         96%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                               DELAWARE INTERNATIONAL FUNDS
  TO FINANCIAL STATEMENTS                           May 31, 2004 (Unaudited)

Delaware Group Global & International Funds (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund. These financial statements and the related notes pertain to Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund (each, a "Fund" or collectively, the "Funds"). The Trust is an open-end investment company. The Delaware International Value Equity Fund and Delaware International Small Cap Value Fund are considered diversified and the Delaware Emerging Markets Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2004, only Delaware International Value Equity Fund has commenced sales of the Class R shares.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Small Cap Value Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade then the mean between the bid and the the asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds understanding of the applicable country's tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Funds were paid through commission arrangements with brokers. The expense paid under this arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly." The approximate amount of this expense for the six months ended May 31, 2004 was as follows:

                              Delaware International       Delaware Emerging         Delaware International
                                Value Equity Fund             Markets Fund            Small Cap Value Fund
                              ----------------------       ------------------        -----------------------
Commission Reimbursements            $3,574                       $806                         $191

NOTES                                               DELAWARE INTERNATIONAL FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)



2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
   WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee based on its average daily net assets.

Following are the management fees as a percentage of average daily net assets:

                              Delaware International       Delaware Emerging         Delaware International
                                Value Equity Fund             Markets Fund            Small Cap Value Fund
                              ----------------------       ------------------        -----------------------
On the first $500 million              0.85%                      1.25%                      1.25%
On the next $500 million               0.80%                      1.20%                      1.20%
On the next $1.5 billion               0.75%                      1.15%                      1.15%
In excess of $2.5 billion              0.70%                      1.10%                      1.10%


DIAL has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through January 31, 2005 as shown below.

                  Delaware Emerging               Delaware International
                    Markets Fund                   Small Cap Value Fund
                  -----------------               -----------------------
                        1.70%                              1.25%

As set forth in the May 5, 2004 Supplement to the Trust's Prospectus, DIAL is being acquired by a venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's Investment Management Agreement for each Fund it advises will automatically terminate as of the Closing.

In order for Delaware Investments to continue to provide overall management of the daily business affairs of the Funds after the Closing, the Board of Trustees has approved a proposal that provides for Delaware Management Company (DMC) to serve as the investment manager of each Fund pursuant to an Investment Management Agreement (the "New Investment Management Agreement") and for DIAL to continue to provide investment services to each Fund as subadviser to DMC pursuant to a new subadvisory agreement (together with the New Investment Management Agreement, the "New Agreements").

As required under applicable law, the Board of Trustees has approved the submission of the New Agreements to applicable shareholders. Shareholders of record on June 22, 2004, will receive a proxy statement requesting approval of the New Agreements in early July. A special meeting of shareholders addressing these matters will be held on or about August 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through January 31, 2005 in order to prevent distribution and service fees of Class A shares of the Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund from exceeding 0.25% of the average daily net assets. Institutional Class shares pay no distribution and service expenses.

At May 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
Investment management fee payable to DIAL              $339,397                  $105,956                    $13,429

Dividend disbursing, transfer agent,
  accounting and administration fees
  and other expenses payable to DSC                     173,377                    33,415                      5,367

Other expenses payable to DIAL
  and affiliates*                                            --                     4,653                        216


*DMC, a series of Delaware Management Business Trust and an affiliate of DIAL, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including in house legal services provided to the Funds by DMC employees. For the six months ended May 31, 2004, each Fund had costs as follows:

                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
                                                      $6,278                     $1,269                        $566

For the six months ended May 31, 2004, DDLP earned commissions on sales of the Class A shares for each Fund as follows:


                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
                                                      $53,574                    $49,261                      $3,578


Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES                                               DELAWARE INTERNATIONAL FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)


3. INVESTMENTS
For the six months ended May 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
Purchases other than
  short-term investments                             $101,371,196               $80,901,458                 $6,641,100

Sales other than
  short-term investments                                9,543,026                27,976,867                  4,844,255

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
Cost of investments                                 $416,670,431               $111,806,280                 $19,864,025
                                                    ============               ============                 ===========
Aggregate unrealized appreciation                     81,108,465                  6,226,288                   4,281,809
Aggregate unrealized depreciation                     (9,962,640)                (5,165,595)                   (720,467)
                                                    ------------               ------------                 -----------
Net unrealized appreciation (depreciation)          $ 71,145,825               $  1,060,693                 $ 3,561,342
                                                    ============               ============                 ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended May 31, 2004 and year ended November 30, 2003 was as follows:


                                                        Ordinary         Long-Term
                                                         Income         Capital Gain         Total
                                                        --------        ------------        -------
SIX MONTHS ENDED MAY 31, 2004*:
Delaware International Value Equity Fund               $4,501,820               $--       $4,501,820
Delaware Emerging Markets Fund                          1,143,734                --        1,143,734
Delaware International Small Cap Value Fund               204,329                --          204,329

                                                        Ordinary         Long-Term
                                                         Income         Capital Gain         Total
                                                        --------        ------------        -------
YEAR ENDED NOVEMBER 30, 2003:
Delaware International Value Equity Fund               $1,449,949        $6,568,611       $8,018,560
Delaware Emerging Markets Fund                            337,255                --          337,255
Delaware International Small Cap Value Fund               196,970                --          196,970


*Tax information for the six months ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
Shares of beneficial interest                      $413,244,030               $109,477,516                $19,899,146
Undistributed ordinary income (loss)                  2,056,322                    609,187                    (15,735)
Undistributed long-term capital gain                         --                  3,766,272                    291,083
Capital loss carryforwards                             (940,672)                        --                         --
Unrealized appreciation (depreciation)
  of investments and foreign currencies              71,131,722                  1,046,746                  3,566,921
                                                   ------------               ------------                -----------
Net assets                                         $485,491,402               $114,899,721                $23,741,415
                                                   ============               ============                ===========

NOTES                                               DELAWARE INTERNATIONAL FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)



4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
At November 30, 2003, for federal income tax purposes, the Funds had capital loss carryforwards which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                               Delaware International       Delaware Emerging         Delaware International
Year of expiration                                Value Equity Fund            Markets Fund            Small Cap Value Fund
------------------                             ----------------------       ------------------        -----------------------
2009                                                 $       --                 $2,854,721                  $      --
2010                                                         --                  1,466,928                    390,516
2011                                                  3,714,696                         --                    454,527
                                                     ----------                 ----------                   --------
Total                                                $3,714,696                 $4,321,649                   $845,043
                                                     ==========                 ==========                   ========


For the six months ended May 31, 2004, the Funds had capital gains as listed below, which may be offset by the capital loss carryforwards.

                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
                                                      $2,774,024                $8,087,921                  $1,136,126


5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               Delaware International       Delaware Emerging         Delaware International
                                                  Value Equity Fund            Markets Fund            Small Cap Value Fund
                                               ----------------------       ------------------        -----------------------
                                             Six Months         Year       Six Months     Year        Six Months         Year
                                               Ended            Ended        Ended        Ended         Ended            Ended
                                              5/31/04         11/30/03      5/31/04     11/30/03       5/31/04         11/30/03
Shares sold:
  Class A                                    5,508,320       16,057,771    4,880,198    3,660,524      455,795        1,089,258
  Class B                                      395,903          693,862      281,789      274,078      108,939          310,396
  Class C                                    1,307,121        1,598,097    1,273,040      575,388      202,640          161,235
  Class R                                       56,205           26,961           --           --           --               --
  Institutional Class                        3,564,716        5,186,756      989,063      245,228       26,799          119,548

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                      157,814          375,120       62,887       24,723       16,888           15,533
  Class B                                       14,326           81,469        7,525        6,673        3,494            5,186
  Class C                                       15,563           50,147        7,986        4,111          788              148
  Class R                                          395               --           --           --           --               --
  Institutional Class                           93,262          256,003       11,234        9,988           13           11,274
                                            ----------       ----------    ---------    ---------     --------        ---------
                                            11,113,625       24,326,186    7,513,722    4,800,713      815,356        1,712,578
                                            ----------       ----------    ---------    ---------     --------        ---------
Shares repurchased:
  Class A                                   (2,469,795)      (9,790,395)  (2,260,559)  (1,292,759)    (485,553)        (423,972)
  Class B                                     (307,005)        (564,384)     (90,975)     (84,003)    (109,270)         (87,216)
  Class C                                     (273,313)        (261,477)    (229,530)    (189,950)     (35,728)          (3,092)
  Class R                                       (4,913)          (1,003)          --           --           --               --
  Institutional Class                       (1,379,881)      (2,833,137)    (202,471)     (73,267)        (107)        (593,487)
                                            ----------       ----------    ---------    ---------     --------        ---------
                                            (4,434,907)     (13,450,396)  (2,783,535)  (1,639,979)    (630,658)      (1,107,767)
                                            ----------       ----------    ---------    ---------     --------        ---------
Net increase                                 6,678,718       10,875,790    4,730,187    3,160,734      184,698          604,811
                                            ==========       ==========    =========    =========     ========        =========

NOTES                                               DELAWARE INTERNATIONAL FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL SHARES (CONTINUED)
For the six months ended May 31, 2004, the following shares and value were converted from Class B to Class A:

SIX MONTHS ENDED MAY 31, 2004:                         Class B Shares     Class A Shares      Value
                                                       --------------     --------------      -----
Delaware International Value Equity Fund                   38,004             37,785         $533,079
Delaware Emerging Markets Fund                              1,597              1,571           18,176
Delaware International Small Cap Value Fund                28,131             28,069          258,806

For the year ended November 30, 2003, the following shares and value were converted from Class B to Class A:

YEAR ENDED NOVEMBER 30, 2003:                          Class B Shares     Class A Shares      Value
                                                       --------------     --------------      -----
Delaware International Value Equity Fund                    79,936            79,625         $893,832
Delaware Emerging Markets Fund                               1,783             1,757           13,712
Delaware International Small Cap Value Fund                    306               305            2,130

The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. LINES OF CREDIT
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of May 31, 2004, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at May 31, 2004:

Delaware International Value Equity:

                                                                                                                    Unrealized
                                                                     Value of Contract                             Appreciation
Contracts to Receive/(Deliver)                    In Exchange For        at 5/31/04         Settlement Date       (Depreciation)
------------------------------                    ---------------    ------------------     ---------------       --------------
(28,425,000) British Pounds                         $50,028,000        $51,814,199             7/30/04              ($1,786,199)
275,090 British Pounds                                 $504,872           $504,264             6/1/04                     ($608)
4,780,703 Japanese Yen                                  $43,190            $43,257             6/1/04                       $67
                                                                                                                    -----------
                                                                                                                    ($1,786,740)
                                                                                                                    ===========
Delaware Emerging Markets Fund:

                                                                     Value of Contract                              Unrealized
Contracts to Receive/(Deliver)                    In Exchange For        at 5/31/04         Settlement Date        Depreciation
------------------------------                    ---------------    ------------------     ---------------       --------------
(81,920,000) Czech Korunas                           $3,094,941          $3,149,794             8/31/04               ($54,853)
243,887 Polish Zloty                                    $64,512             $64,188              6/1/04                  ($324)
                                                                                                                      --------
                                                                                                                      ($55,177)
                                                                                                                      ========
Delaware International Small Cap Value Fund:

                                                                     Value of Contract                              Unrealized
Contracts to Deliver                              In Exchange For        at 5/31/04         Settlement Date        Depreciation
------------------------------                    ---------------    ------------------     ---------------       --------------
1,605,000 British Pounds                             $2,824,800          $2,925,657             7/30/04              ($100,857)
                                                                                                                     ---------
                                                                                                                     ($100,857)
                                                                                                                     =========

NOTES                                               DELAWARE INTERNATIONAL FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)


8. SECURITIES LENDING
The Delaware International Value Equity Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2004, the market value of securities on loan was $87,442,352, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

With the exception of the Delaware International Value Equity Fund, each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Delaware International Value Equity Fund may invest up to 10% in such securities. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Delaware International Small Cap Value Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile then investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

10. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

NOTES                                               DELAWARE INTERNATIONAL FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)



11. INDUSTRY ALLOCATION
As of May 31, 2004, each Fund's investment in equity securities classified by type of business were as follows:


                                                      Delaware International    Delaware Emerging      Delaware International
Industry (as a percentage of net assets)                Value Equity Fund          Markets Fund         Small Cap Value Fund
----------------------------------------              -----------------------   -----------------      ----------------------
Automobiles & Components                                        2.82%                 1.95%                    --%
Banks                                                          17.86                  9.96                     --
Capital Goods                                                   2.19                    --                     --
Commercial Services & Supplies                                  1.16                    --                     --
Consumer Durables & Apparel                                     1.84                  4.59                  12.64
Consumer Goods                                                    --                    --                  14.02
Diversified Financials                                          4.38                  4.76                     --
Energy                                                         11.90                  7.93                   1.92
Finance                                                           --                    --                   8.28
Food, Beverage & Tobacco                                        2.78                 10.45                     --
Food & Staples Retailing                                        4.67                  1.22                     --
Healthcare & Pharmaceuticals                                      --                  3.15                   5.28
Hotels, Restaurants & Leisure                                   2.33                  1.71                     --
Household Durables                                                --                  1.60                     --
Insurance                                                       2.38                    --                     --
Materials                                                       8.63                 14.00                   8.99
Media                                                           1.68                    --                     --
Pharmaceuticals & Biotechlology                                 7.22                  3.43                     --
Retail                                                          1.80                    --                     --
Semiconductors & Semiconductor Equipment                          --                  1.49                     --
Services                                                          --                    --                  25.48
Technology Hardware & Equipment                                 6.95                  1.30                   3.47
Telecommunication Services                                      7.26                 14.11                   0.83
Transportation & Shipping                                       1.02                  7.85                  13.92
Utilities                                                       8.05                  5.16                   3.37
                                                               -----                 -----                  -----
Total                                                          96.92%                94.66%                 98.20%
                                                               =====                 =====                  =====


Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware International Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware International Small Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


BOARD OF TRUSTEES                               AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                                JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                        Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                  RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                Executive Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                  Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                              MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                     Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                       Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
                                                                                              800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                         WEB SITE
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8776)                                                        Printed in the USA
SA-034 [5/04] IVES 7/04                                                    J9721

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Global & International Funds

JUDE T. DRISCOLL
-----------------------------
By: Jude T. Driscoll
Title:   Chairman
Date:    8/5/04



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-------------------------------
By: Jude T. Driscoll
Title:   Chairman
Date:    8/5/04

JOSEPH H. HASTINGS
-------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    8/5/04